Balance Sheet Accounts (Prepaid Expenses and Other Current Assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Contract asset	$ 5,234	$ 646
Vendor deposits	65	1,988
Deferred costs	554	653
Other	1,946	1,502
Prepaid insurance	180
Other	1,766
Total	$ 7,799	$ 4,789